Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Defined Benefit Plans

	2019		2018
Retirement benefit plans	4,076		3,714
Other post-employment benefit plans	283		275
Total defined benefit plans	4,359		3,989
		-
Retirement benefit plans in surplus	1		-
Other post-employment benefit plans in surplus	-		-
Total defined benefit assets	1		-
		-
Retirement benefit plans in deficit	4,077		3,714
Other post-employment benefit plans in deficit	283		275
Total defined benefit liabilities	4,360		3,989

Summary of Movements of Defined Benefit Plans

	2019			2018
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	3,714	275	3,989	3,657	293	3,950
Defined benefit expenses	227	17	244	192	13	206
Remeasurements of defined benefit plans	607	5	612	157	(23)	134
Contributions paid	(298)	-	(298)	(234)	-	(234)
Benefits paid	(100)	(18)	(118)	(99)	(19)	(118)
Net exchange differences	14	4	18	37	11	47
Other 1)	(89)	-	(88)	5	-	5
At December 31	4,076	283	4,359	3,714	275	3,989

1	In 2019, ‘Other’ mainly relates to the plan amendment from The Netherlands as described in the section on ‘Aegon the Netherlands’ in this note.

Summary of Amounts Recognized in Statement of Financial Positions
The amounts recognized in the statement of financial position are determined as follows:

		2019			2018
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	4,807	-	4,807	4,027	-	4,027
Fair value of plan assets	(4,420)	-	(4,420)	(3,525)	-	(3,525)
	386	-	386	502	-	502
Present value of wholly unfunded obligations 1)	3,690	283	3,973	3,212	275	3,487
At December 31	4,076	283	4,359	3,714	275	3,989

1
As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,736 millions (2018: EUR 2,568 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

Summary of Fair Value of Plan Assets
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2019 and 2018.

		2019			2018
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	148	8	157	121	10	131
Net interest on the net defined benefit liability (asset)	80	9	89	87	8	96
Past service cost	(1)	-	(1)	(16)	(5)	(21)
Total defined benefit expenses	227	17	244	192	13	206

		2017
	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	148	11	158
Net interest on the net defined benefit liability (asset)	99	10	109
Past service cost	(5)	(1)	(6)
Total defined benefit expenses	242	19	262

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

	2019					2018
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	160	3	164	4%	106	5	111	3%
Debt instrument	465	361	826	19%	369	343	712	20%
Real estate	-	119	119	3%	-	111	111	3%
Derivatives	-	57	57	1%	-	149	149	4%
Investment funds	3	2,484	2,487	56%	11	1,945	1,956	55%
Other	15	752	767	17%	14	471	484	14%
At December 31	644	3,776	4,420	100%	500	3,025	3,525	100%

Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Actuarial assumptions used to determine defined benefit obligations at year-end	2019	2018
Demographic actuarial assumptions
Mortality	US mortality table 1)	US mortality table 2)

Financial actuarial assumptions
Discount rate 3)	3.23%/3.02%	4.22% / 4.05%
Salary increase rate	4.00%	3.85%
Health care trend rate	6.60%	7.00%

1	2019 assumption- PRI-2012 Employee, Health Annuitant and Contingent Survivor Tables (90% white collar/ 10% blue collar) projected with Scale MP -2019.
2	2018 Assumption- RP2014 Employee and Health Annuitant Tables projected with Scale MP - 2018
3	Aegon USA has separate discount rates beginning with 2018 – 3.23% for all pension plans and 3.02% for post retirement welfare plan 2019.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2019	2018

Demographic actuarial assumptions
10% increase in mortality rates	(83)	(70)
10% decrease in mortality rates	92	77

Financial actuarial assumptions
100 basis points increase in discount rate	(417)	(351)
100 basis points decrease in discount rate	514	430
100 basis points increase in salary increase rate	29	29
100 basis points decrease in salary increase rate	(27)	(26)
100 basis points increase in health care trend rate	12	12
100 basis points decrease in health care trend rate	(11)	(11)

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans

Movements during the year of the present value of the defined benefit obligations	2019	2018
At January 1	7,514	7,572
Current year service cost	157	131
Interest expense	221	213
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	40	(28)
- Actuarial gains and losses arising from changes in financial assumptions	1,126	(102)
Past service cost	(1)	(21)
Contributions by plan participants	8	11
Benefits paid	(353)	(409)
Net exchange differences	144	144
Other 1)	(76)	5
At December 31	8,779	7,514

1	In 2019, ‘Other’ mainly relates to the plan amendment from Aegon the Netherlands as described in the section on ‘Aegon the Netherlands’ in this note.

Movements during the year in plan assets for retirement benefit plans	2019	2018
At January 1	3,525	3,622
Interest income (based on discount rate)	133	117
Remeasurements of the net defined liability (asset)	566	(264)
Contributions by employer	306	245
Benefits paid	(235)	(291)
Net exchange differences	126	96
At December 31	4,420	3,525

Aegon United Kingdom [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2019	2018
Demographic actuarial assumptions
Mortality	UK mortality table 1)	UK mortality table	2)

Financial actuarial assumptions
Discount rate	2.08%	2.94%
Price inflation	3.08%	3.32%
1	Club Vita tables based on analysis of Scheme membership CMI 2017 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2017 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2019	2018
Demographic actuarial assumptions
10% increase in mortality rates	(48)	(34)
10% decrease in mortality rates	54	38

Financial actuarial assumptions
100 basis points increase in discount rate	(306)	(235)
100 basis points decrease in discount rate	414	313
100 basis points increase in price inflation	130	119
100 basis points decrease in price inflation	(281)	(192)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	32%
Debt instruments	68%

Aegon United States of America [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	19-28%
Debt instruments	47-58%
Other	20-28%

Aegon Nederland N.V. [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2019	2018
Demographic actuarial assumptions
Mortality	NL mortality table 1)	NL mortality table 1)

Financial actuarial assumptions
Discount rate	0.94%	1.74%
Salary increase rate 2)	Curve 2019	Curve 2018
Indexation 3)	59.2 % of Curve 2019	57.75% of Curve 2018

1	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
2	Based on Dutch Consumer Price Index.
3	Based on Dutch Consumer Price Index.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation
	2019	2018
Demographic actuarial assumptions
10% increase in mortality rates	(100)	(81)
10% decrease in mortality rates	112	90

Financial actuarial assumptions
100 basis points increase in discount rate	(645)	(534)
100 basis points decrease in discount rate	893	733
100 basis points increase in salary increase rate	1	18
100 basis points decrease in salary increase rate	-	(18)
25 basis points increase in indexation	194	167
25 basis points decrease in indexation	(177)	(152)